INTANGIBLE ASSETS NET (Details 1) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
INTANGIBLE ASSETS
2024	$ 405,212	$ 763,292
2025	807,519	763,026
2026	808,689	764,213
2027	808,689	764,213
2028	756,665	735,772
Thereafter	3,724,570	3,488,769
Total amortization	$ 7,311,545	$ 7,279